VictoryShares

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(the “Funds” and each a “Fund”)

Supplement dated July 14, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The inception date of the VictoryShares US Discovery Enhanced Volatility Wtd ETF stated in the footnote to the “Average Annual Total Returns” table on page 74 of the Prospectus is hereby corrected to August 1, 2014.

If you wish to obtain more information, please call the VictoryShares at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.